Consolidated balance sheet - CAD ($) $ in Millions		Apr. 30, 2025		Oct. 31, 2024
ASSETS
Cash and non-interest-bearing deposits with banks		$ 14,011	[1]	$ 8,565
Interest-bearing deposits with banks		35,575		39,499
Securities (Note 5)		269,841		254,345
Cash collateral on securities borrowed		18,945		17,028
Securities purchased under resale agreements		91,261		83,721
Loans (Note 6)
Residential mortgages		283,437		280,672
Personal		46,856		46,681
Credit card		20,784		20,551
Business and government	[2]	224,753		214,305
Allowance for credit losses		(4,191)		(3,917)
Total loans		571,639		558,292
Other
Derivative instruments		38,490		36,435
Property and equipment		3,277		3,359
Goodwill		5,400		5,443
Software and other intangible assets		2,813		2,830
Investments in equity-accounted associates and joint ventures		765		785
Deferred tax assets		783		821
Other assets		37,343		30,862
Other miscellaneous assets		88,871		80,535
Total assets		1,090,143		1,041,985
Deposits (Note 7)
Personal		255,523		252,894
Business and government		441,342		435,499
Bank		27,401		20,009
Secured borrowings		60,361		56,455
Deposits		784,627		764,857
Obligations related to securities sold short		20,093		21,642
Cash collateral on securities lent		6,715		7,997
Obligations related to securities sold under repurchase agreements		133,279		110,153
Other
Derivative instruments		43,945		40,654
Deferred tax liabilities		49		49
Other liabilities	[2]	30,715		30,161
Other miscellaneous liabilities		74,709		70,864
Subordinated indebtedness (Note 8)		8,774		7,465
Equity
Contributed surplus		156		159
Retained earnings		34,984		33,471
Accumulated other comprehensive income (AOCI)		3,655		3,148
Total shareholders' equity		61,666		58,735
Non-controlling interests		280		272
Total equity		61,946		59,007
Total liabilities and equities		1,090,143		1,041,985
Preferred shares and other equity instruments [member]
Equity
Issued shares		5,942		4,946
Total equity		5,942		4,946
Common shares [member]
Equity
Issued shares		16,929		17,011
Total equity		$ 16,929		$ 17,011

[1]	Includes restricted cash of $462 million (April 30, 2024: $522 million) and interest-bearing demand deposits with Bank of Canada.
[2]	Includes customers’ liability under acceptances of $10 million (October 31, 2024: $6 million) in business and government loans and acceptances of $10 million (October 31, 2024: $6 million) in other liabilities. Prior period amounts have been revised to conform to the presentation adopted in the first quarter of 2025.